Fair Value Measurements - Assets and liabilities measured at fair value on a recurring basis (Details) - Sunlight - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Contract Derivative
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	$ 1,435	$ 0	$ 0
Transfers
Transfers to Level 3	0	0
Transfers from Level 3	0	0
Gains (losses) included in net income
Included in change in fair value of warrant liabilities	0	0
Included in change in fair value of contract derivatives, net	(787)	455
Included in realized gains on contract derivative, net	2,986	121
Payments, net	(2,986)	(121)
Balance at the end	648	455	1,435
Warrants
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Roll Forward]
Balance at the beginning	5,643	133	133
Transfers
Transfers to Level 3	0	0
Transfers from Level 3	0	0
Gains (losses) included in net income
Included in change in fair value of warrant liabilities	4,065	(29)
Included in change in fair value of contract derivatives, net	0	0
Included in realized gains on contract derivative, net	0	0
Payments, net	0	0
Balance at the end	$ 9,708	$ 104	$ 5,643